Commitment and Contingencies (Details) - Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 06, 2024
Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments [Abstract]
2024 (remainder)	$ 63
2025	369
2026	494
2027	380
Total undiscounted lease payments	1,306
Less: imputed interest	(318)
Total discounted lease payments	988
Less: current portion of lease liability	(146)
Non-current portion of lease liability	$ 842